Average Annual Total Returns - Invesco Peak Retirement 2045 Fund	Class A Inception Date	Class A 1 Year	Class A Since Inception	Class A Return After Taxes on Distributions Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions Since Inception	Class A Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Class C Inception Date	Class C 1 Year	Class C Since Inception	Class R Inception Date	Class R 1 Year	Class R Since Inception	Class Y Inception Date	Class Y 1 Year	Class Y Since Inception	Class R5 Inception Date	Class R5 1 Year	Class R5 Since Inception	Class R6 Inception Date	Class R6 1 Year	Class R6 Since Inception	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Inception Date	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception	Custom Invesco Peak Retirement 2045 Benchmark Inception Date	Custom Invesco Peak Retirement 2045 Benchmark 1 Year		Custom Invesco Peak Retirement 2045 Benchmark Since Inception
Total	Dec. 29, 2017	4.70%	5.51%		4.28%	4.79%		2.93%	4.02%	Dec. 29, 2017	9.06%	6.69%	Dec. 29, 2017	10.57%	7.24%	Dec. 29, 2017	11.12%	7.76%	Dec. 29, 2017	11.21%	7.79%	Dec. 29, 2017	11.12%	7.76%		20.89%	14.47%	[1]	15.20%	[1]	10.34%	[1]

[1]	The Custom Invesco Peak Retirement 2045 Benchmark is composed of the following indexes: Russell 3000® Index (reflects no deduction for fees, expenses or other taxes), MSCI EAFE® Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) and Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or other taxes). The composition of the index may change based on the Fund’s target asset allocation. The current composition of the benchmark will likely be altered in the future to better reflect the Fund’s objective.